Fair Value of Financial Instruments and Risk Management - Derivative Narrative (Details) $ in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	$ 4,542			$ 4,542				$ 4,384
Unrealized gains recognized as regulatory liabilities	4,073			4,073				3,958
Unrealized gains (losses) on investments	2		$ 1	$ 6	$ 3
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)				10.00%
Corporate | Unsecured senior notes, 2029 maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount								$ 500
Interest rate								4.43%	4.43%
ITC | Unsecured senior notes, 2034 maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount						$ 400	$ 400
Interest rate							5.65%
Energy contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on energy contracts	0		(8)	$ 36	6
Total return swaps | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	134			134
Unrealized gains (losses) on derivatives	(1)		(1)	$ (4)	5
Total return swaps | Corporate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms				1 year
Total return swaps | Corporate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms				3 years
Foreign exchange contracts | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	440			$ 440
Unrealized gains (losses) on derivatives	$ (2)		5	(5)	7
Interest rate lock | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount						$ 300
Realized loss recognized in other comprehensive income		$ 3
Gain on derivative, reclassification adjustment period	5 years	5 years
Cross-currency interest rate swap | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount									$ 391
Unrealized gains (losses) on derivatives	$ (2)		$ 9	(15)	$ 10
Derivative interest rate								4.34%	4.34%
Derivative instruments | Energy contracts subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	182			182				$ 197
Unrealized gains recognized as regulatory liabilities	$ 42			$ 42				$ 37